Supplementary Information to the Statements of Operations and Cash Flows (Schedule of Detail of Selected Expenses) (Details) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Supplementary Information to the Statements of Operations and Cash Flows
Research and development costs	¥ 527,798	¥ 476,903	¥ 517,913
Advertising costs	156,894	150,866	174,939
Shipping and handling costs	145,315	129,114	146,920
Depreciation	¥ 284,244	¥ 251,839	¥ 325,835